STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares		12 Months Ended
	Jan. 30, 2025	Dec. 31, 2025
IPO
Issuance of units (in shares)	8,000,000	8,000,000
Price per unit	$ 10	$ 10
Private placement
Issuance of units (in shares)		248,300
Price per unit	15
Number of warrants issued		1,000,000
Exercise price of warrants	$ 15	$ 15